Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 124 TO

FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
JENNIFER A. MILLS		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
__XX___    immediately upon filing pursuant to paragraph (b) of Rule 485
____ _    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ ___    on (date) pursuant to paragraph (a)(1) of Rule 485
____ _    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____ _    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

____ _	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:

This filing relates only to the Series in the Registrant's Classes A, B, C, and P; Class J; and Classes Institutional, R-1, R-2, R-3, R-4, and R-5 share prospectuses dated March 1, 2013, which were included in post-effective amendment number 122 filed on February 28, 2013 and incorporated by reference in post-effective amendment number 123 filed on March 4, 2013, and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 12th day of March, 2013.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
______________________________________
N. M. Everett
President, Chief Executive Officer
and Director

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chairman, President and Chief Executive Officer (Principal Executive Officer)	March 12, 2013

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	March 12, 2013

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	March 12, 2013

(E. Ballantine)* __________________________ E. Ballantine	Director	March 12, 2013

(L. T. Barnes)* __________________________ L. T. Barnes	Director	March 12, 2013

(K. Blake)* __________________________ K. Blake	Director	March 12, 2013

(C. Damos)* __________________________ C. Damos	Director	March 12, 2013

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	March 12, 2013

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	March 12, 2013

(T. Huang)* __________________________ T. Huang	Director	March 12, 2013

Signature	Title	Date
(W. C. Kimball)* __________________________ W. C. Kimball	Director	March 12, 2013

(D. Pavelich)* __________________________ D. Pavelich	Director	March 12, 2013
/s/ M. J. Beer _______________________________ M. J. Beer Executive Vice President and Director *Pursuant to Power of Attorney Previously Filed

Exhibit No.                    Exhibits

Ex-101.INS            XBRL Instance Document

Ex-101.SCH            XBRL Taxonomy Extension Schema Document

Ex-101.CAL            XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF            XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB            XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE            XBRL Taxonomy Extension Presentation Linkbase Document